GS Mortgage-Backed Securities Trust 2022 ABS-15G

Exhibit 99.5 Schedule 5

Customer Loan ID	Channel	Rate Lock Date	Application Date	Borrower Employment Indicator	Co Borrower Employment Indicator	Borrower Citizenship Indicator	Co Borrower Citizenship Indicator	Residual Income	Points And Fees	Points And Fees Without Reductions	APR	Qualifying Interest Rate	Average Prime Offer Rate	GSE Eligibility	Originator QM/ATR Status	TPR QM/ATR Status	QM2.0 VSH Status	Non QM Reason	TRID
XXXX	Retail	XX/XX/XXXX	XX/XX/XXXX	Employed		US		$X,XXX.XX			XXXX	XXXX	XXXX	No		Not Covered/Exempt	Not Applicable		TRID
XXXX	Retail	XX/XX/XXXX	XX/XX/XXXX	Employed	Employed	US	US	$X,XXX.XX	4670	4670	XXXX	XXXX	XXXX	Yes		TQM/Non-HPML	Not Applicable		TRID
XXXX	Retail	XX/XX/XXXX	XX/XX/XXXX	Employed		US		$X,XXX.XX			XXXX	XXXX	XXXX	Yes		Not Covered/Exempt	Not Applicable		TRID
XXXX	Retail	XX/XX/XXXX	XX/XX/XXXX	Unemployed	Employed	US	US	$X,XXX.XX			XXXX	XXXX	XXXX	No		Not Covered/Exempt	Not Applicable		TRID